Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - Oil and gas assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 3,958,309	$ 4,152,169
Capital expenditures	485,154	319,148
Corporate acquisition	1,748,368
Property acquisitions	202	136,007
Transfers from exploration and evaluation assets (note 6)	13,866	20,198
Transfers from other assets (note 8)		5,124
Change in asset retirement obligations (Note 11)	238,662	42,808
Divestitures	(15)	(55,981)
Impairment	285,341
Foreign currency translation	215,318	(181,082)
Depletion	(556,634)	(480,082)
Balance, end of year	5,817,889	3,958,309
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	7,932,327	7,764,037
Capital expenditures	485,154	319,148
Corporate acquisition	1,748,368
Property acquisitions	202	136,007
Transfers from exploration and evaluation assets (note 6)	13,866	20,198
Transfers from other assets (note 8)		5,124
Change in asset retirement obligations (Note 11)	238,662	42,808
Divestitures	(15)	(105,272)
Impairment	0
Foreign currency translation	325,969	(249,723)
Depletion	0	0
Balance, end of year	10,744,533	7,932,327
Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(3,974,018)	(3,611,868)
Capital expenditures	0	0
Corporate acquisition	0
Property acquisitions	0	0
Transfers from exploration and evaluation assets (note 6)	0	0
Transfers from other assets (note 8)		0
Change in asset retirement obligations (Note 11)	0	0
Divestitures	0	49,291
Impairment	285,341	0
Foreign currency translation	(110,651)	68,641
Depletion	(556,634)	(480,082)
Balance, end of year	$ (4,926,644)	$ (3,974,018)